Cost of sales (Tables)	6 Months Ended
Jun. 30, 2025
Cost of sales
Schedule of cost of sales

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Power generation	81.8	90.6	167.4	179.4
Depreciation	75.6	73.8	151.5	147.6
Tower repairs and maintenance	14.1	8.9	27.1	24.5
Amortization	10.3	9.6	20.3	19.6
Staff costs	7.7	5.9	15.2	12.8
Regulatory fees	7.0	7.0	13.8	14.6
Security services	5.0	0.1	10.7	7.9
Travel costs	2.0	1.7	2.8	3.3
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.7	2.9	3.6	6.0
Insurance	0.9	1.1	1.7	2.3
Short-term rental	0.9	1.1	1.4	3.7
Vehicle maintenance and repairs	0.5	0.5	1.0	0.9
Professional fees	0.3	0.5	0.7	0.9
Impairment of assets held for sale	—	2.9	—	2.9
Other(a)	3.2	0.1	7.5	34.6
	211.0	206.7	424.7	461.0
(a)	Included in “Other” for the three months ended June 30, 2025, is a net foreign exchange gain on cost of sales of $0.3 million (three months ended June 30, 2024: $1.9 million). For the six months ended June 30, 2025, net foreign exchange gain on cost of sales of $0.3 million (six months ended June 30, 2024: $30.2 million in net foreign exchange loss on cost of sales).